Summary of Significant Accounting Policies - Intangible assets, net (Details)	Dec. 31, 2024
Trademark and domain name
Intangible assets, net
Useful lives	10 years
Software | Minimum
Intangible assets, net
Useful lives	2 years
Software | Maximum
Intangible assets, net
Useful lives	10 years